Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2021	4,974	330	5,304
Additions	141	—	141
Effects of foreign exchange	(31)	(2)	(33)
Balance – March 31, 2022	5,084	328	5,412

	Premises	Others	Total

Accumulated amortization
Balance – December 31, 2021	2,037	208	2,245
Amortization	249	17	266
Effects of foreign exchange	(16)	(3)	(19)
Balance – March 31, 2022	2,270	222	2,492

Carrying value
Net balance – December 31, 2021	2,937	122	3,059
Net balance – March 31, 2022	2,814	106	2,920

The Company’s lease obligations are as follows:

2022
$
Balance – December 31, 2021	4,001
Additions	141
Interest accretion	75
Lease repayments	(345)
Effects of foreign exchange	(12)
Balance – March 31, 2022	3,860

Current	1,321
Non-current	2,539
3,860
Expenses incurred for the three months ended March 31, 2022 and 2021 relating to short-term leases and leases of low-value assets were $62 and $67, respectively.